Equity Method Investments - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 36,784	$ 5,683	¥ 1,295
Four Seasons Online Education (Cayman) Inc. ("FSOL")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	34,892	5,390
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")
Schedule Of Equity Method Investments [Line Items]
Equity method investments	1,774	274
Huashi Dongfang
Schedule Of Equity Method Investments [Line Items]
Equity method investments			¥ 1,295
Others
Schedule Of Equity Method Investments [Line Items]
Equity method investments	¥ 118	$ 19